                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549


                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-07345


                            Natixis Funds Trust III
              (Exact name of registrant as specified in charter)


        399 Boylston Street, Boston, Massachusetts             02116
         (Address of principal executive offices)            (Zip code)


                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: December 31


Date of reporting period: September 30, 2007

ITEM I  SCHEDULE OF INVESTMENTS

       HARRIS ASSOCIATES FOCUSED VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

 Shares    Description                                                              Value (+)
 ------    ---------------------------------------------------------------------  ------------
Common Stocks -- 96.8% of Net Assets
           Apparel Retailers -- 4.1%
   383,000 Timberland Co.(b)(c).................................................. $  7,261,680
                                                                                  ------------
           Chemicals -- 2.1%
    70,900 International Flavors & Fragrances, Inc.(b)...........................    3,747,774
                                                                                  ------------
           Commercial Services -- 2.0%
   118,200 Robert Half International, Inc........................................    3,529,452
                                                                                  ------------
           Cosmetics & Personal Care -- 3.7%
   172,400 Avon Products, Inc....................................................    6,470,172
                                                                                  ------------
           Diversified Financial Services -- 2.9%
    81,700 Morgan Stanley........................................................    5,147,100
                                                                                  ------------
           Electronics -- 4.5%
   272,300 PerkinElmer, Inc......................................................    7,953,883
                                                                                  ------------
           Health Care -- Services -- 7.2%
   284,000 MDS, Inc..............................................................    6,120,200
    92,700 Omnicare, Inc.(b).....................................................    3,071,151
 1,044,700 Tenet Healthcare Corp.(b)(c)..........................................    3,510,192
                                                                                  ------------
                                                                                    12,701,543
                                                                                  ------------
           Insurance -- 1.9%
   204,400 Conseco, Inc.(c)......................................................    3,270,400
                                                                                  ------------
           Media -- 21.3%
   169,700 Cablevision Systems Corp., Class A(c).................................    5,929,318
   471,020 Discovery Holding Co.(c)..............................................   13,588,927
    38,000 Liberty Media Corp. - Capital, Series A(c)............................    4,743,540
   414,100 Liberty Media Holding Corp. - Interactive, Class A(c).................    7,954,861
   290,600 Time Warner, Inc......................................................    5,335,416
                                                                                  ------------
                                                                                    37,552,062
                                                                                  ------------
           Pharmaceuticals -- 4.1%
   174,400 Hospira, Inc.(c)......................................................    7,228,880
                                                                                  ------------
           Restaurants -- 10.2%
   160,800 McDonald's Corp.......................................................    8,758,776
   272,500 Yum! Brands, Inc......................................................    9,218,675
                                                                                  ------------
                                                                                    17,977,451
                                                                                  ------------
           Savings & Loans -- 2.5%
   168,215 Sovereign Bancorp, Inc................................................    2,866,383
    44,200 Washington Mutual, Inc.(b)............................................    1,560,702
                                                                                  ------------
                                                                                     4,427,085
                                                                                  ------------
           Semiconductors -- 21.5%
   561,000 Intel Corp............................................................   14,507,460
   143,800 International Rectifier Corp.(b)(c)...................................    4,743,962
   557,600 Micron Technology, Inc.(b)(c).........................................    6,189,360
   453,900 National Semiconductor Corp.(b).......................................   12,309,769
                                                                                  ------------
                                                                                    37,750,551
                                                                                  ------------
           Telecommunications -- 8.8%
   291,900 Sprint Nextel Corp....................................................    5,546,100
   408,200 Virgin Media, Inc.....................................................    9,907,014
                                                                                  ------------
                                                                                    15,453,114
                                                                                  ------------
           Total Common Stocks (Identified Cost $153,075,166)....................  170,471,147
                                                                                  ------------
 Shares/
Principal
 Amount    Description                                                              Value (+)
---------  ---------------------------------------------------------------------  ------------
Short-Term Investments -- 23.9%
36,972,334 State Street Securities Lending Quality Trust(d)...................... $ 36,972,334
$5,099,126 Tri-Party Repurchase Agreement with Fixed Income Clearing
             Corporation, dated 9/28/2007 at 3.750% to be repurchased at
             $5,100,719 on 10/1/2007, collateralized by $5,005,000 Federal Home
             Loan Mortgage Corp., 5.550% due 10/4/2016 valued at $5,205,200,
             including accrued interest(e).......................................    5,099,126
                                                                                  ------------
           Total Short-Term Investments
           (Identified Cost $42,071,460).........................................   42,071,460
                                                                                  ------------
           Total Investments -- 120.7%
           (Identified Cost $195,146,626)(a).....................................  212,542,607
           Other assets less liabilities--(20.7)%................................  (36,523,659)
                                                                                  ------------
           Net Assets -- 100%.................................................... $176,018,948
                                                                                  ============

Investments as of September 30, 2007 (Unaudited)

(+)Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

   At September 30, 2007, the net unrealized appreciation on investments based on a cost of $195,146,626 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost........................................ $ 30,396,077
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value...........................................  (13,000,096)
                                                             ------------
     Net unrealized appreciation............................ $ 17,395,981
                                                             ============

(b)All or a portion of this security was on loan to brokers at September 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2007 were $35,987,702 and $36,972,334, respectively.

(c)Non-income producing security.

(d)Represents investment of securities lending collateral.

Investments as of September 30, 2007 (Unaudited)

(e)The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Holdings at September 30, 2007 as a Percentage of Net Assets (Unaudited)

            Semiconductors.................................... 21.5%
            Media............................................. 21.3
            Restaurants....................................... 10.2
            Telecommunications................................  8.8
            Health Care - Services............................  7.2
            Electronics.......................................  4.5
            Apparel Retailers.................................  4.1
            Pharmaceuticals...................................  4.1
            Cosmetics & Personal Care.........................  3.7
            Diversified Financial Services....................  2.9
            Savings & Loans...................................  2.5
            Chemicals.........................................  2.1
            Commercial Services...............................  2.0
            Insurance.........................................  1.9

      NATIXIS MODERATE DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

Shares Description                                                            Value (+)
------ ---------------------------------------------------------------------  ----------
Common Stocks -- 66.9% of Net Assets
       Aerospace & Defense -- 1.6%
 1,200 Alliant Techsystems, Inc.(b)(c)....................................... $  131,160
 4,520 Boeing Co. (The)......................................................    474,555
 2,450 DRS Technologies, Inc.(b).............................................    135,044
 1,400 L-3 Communications Holdings, Inc......................................    142,996
 7,100 Raytheon Co...........................................................    453,122
                                                                              ----------
                                                                               1,336,877
                                                                              ----------
       Agriculture -- 0.7%
 6,377 Monsanto Co.(b).......................................................    546,764
                                                                              ----------
       Apparel -- 0.8%
 8,216 Coach, Inc.(c)........................................................    388,371
 5,042 Guess?, Inc.(b).......................................................    247,209
                                                                              ----------
                                                                                 635,580
                                                                              ----------
       Athletic Footwear -- 0.5%
 6,500 NIKE, Inc., Class B...................................................    381,290
                                                                              ----------
       Auto Manufacturers -- 0.5%
 1,360 DaimlerChrysler AG....................................................    136,272
 2,506 Honda Motor Co., Ltd., Sponsored ADR(b)...............................     83,600
 1,681 Toyota Motor Corp., Sponsored ADR(b)..................................    196,442
                                                                              ----------
                                                                                 416,314
                                                                              ----------
       Auto Parts & Equipment -- 0.2%
 2,150 Autoliv, Inc.(b)......................................................    128,462
                                                                              ----------
       Banks -- 3.3%
 3,522 ABN AMRO Holding NV, Sponsored ADR....................................    184,905
 7,295 Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR(b)..................    169,828
10,761 Banco Santander Central Hispano SA, ADR...............................    207,795
18,000 Bank of New York Mellon Corp..........................................    794,520
 3,256 Barclays PLC, Sponsored ADR...........................................    158,307
 2,100 Comerica, Inc.(b).....................................................    107,688
 3,340 HSBC Holdings PLC, Sponsored ADR(b)...................................    309,284
 5,300 Huntington Bancshares, Inc.(b)........................................     89,994
 3,150 KeyCorp(b)............................................................    101,839
 2,700 Marshall & Ilsley Corp.(b)............................................    118,179
18,990 Mitsubishi UFJ Financial Group, Inc., ADR.............................    172,429
12,869 Mizuho Financial Group, Inc., ADR(b)..................................    145,806
 1,040 Westpac Banking Corp., Sponsored ADR(b)...............................    130,832
                                                                              ----------
                                                                               2,691,406
                                                                              ----------
       Beverages -- 0.6%
 4,100 Coca-Cola Co. (The)...................................................    235,627
 3,258 Diageo PLC, Sponsored ADR.............................................    285,824
                                                                              ----------
                                                                                 521,451
                                                                              ----------
       Biotechnology -- 0.4%
 4,218 Celgene Corp.(b)(c)...................................................    300,786
                                                                              ----------
       Building Materials -- 0.1%............................................
 1,496 Cemex SAB de CV, Sponsored ADR(b)(c)..................................     44,760
                                                                              ----------
       Chemicals -- 1.3%
 8,300 Dow Chemical Co. (The)(b).............................................    357,398
 4,950 Lyondell Chemical Co.(b)..............................................    229,432
 6,850 Mosaic Co. (The)(b)(c)................................................    366,612
 2,350 Sigma-Aldrich Corp.(b)................................................    114,539
                                                                              ----------
                                                                               1,067,981
                                                                              ----------
       Commercial Services -- 0.2%
 3,350 R. R. Donnelley & Sons Co.(b).........................................    122,476
                                                                              ----------
       Computers -- 5.7%.....................................................
 5,797 Apple, Inc.(c)........................................................    890,071
47,578 Dell, Inc.(c).........................................................  1,313,153
23,626 EMC Corp.(c)..........................................................    491,421
29,291 Hewlett-Packard Co....................................................  1,458,399
   785 Research In Motion, Ltd.(c)...........................................     77,362
 4,850 Seagate Technology(b).................................................    124,063
58,700 Sun Microsystems, Inc.(c).............................................    329,307
                                                                              ----------
                                                                               4,683,776
                                                                              ----------
       Distribution & Wholesale -- 0.0%
 1,286 Wolseley PLC, ADR(b)..................................................     21,888
                                                                              ----------
       Diversified Financial Services -- 7.4%
14,354 American Express Co...................................................    852,197
 7,700 Capital One Financial Corp.(b)........................................    511,511
 3,250 CIT Group, Inc........................................................    130,650
 7,500 Citigroup, Inc........................................................    350,025
   793 CME Group, Inc.(b)....................................................    465,768
 2,381 Credit Suisse Group, Sponsored ADR....................................    157,932
 3,800 Discover Financial Services(b)(c).....................................     79,040
 3,476 Franklin Resources, Inc.(b)...........................................    443,190
 1,544 Goldman Sachs Group, Inc..............................................    334,647
 2,456 IntercontinentalExchange, Inc.(b)(c)..................................    373,066
14,600 JPMorgan Chase & Co...................................................    668,972
 3,415 MasterCard, Inc., Class A(b)..........................................    505,317
 9,200 Morgan Stanley........................................................    579,600
 1,944 Nymex Holdings, Inc.(b)...............................................    253,070
 3,642 T. Rowe Price Group, Inc.(b)..........................................    202,823
 3,647 UBS AG................................................................    194,203
                                                                              ----------
                                                                               6,102,011
                                                                              ----------
       Electric -- 0.8%
 2,200 Ameren Corp. (b)......................................................    115,500
 2,000 Edison International(b)...............................................    110,900
 1,536 Endesa SA, Sponsored ADR..............................................     87,721
   991 Enel SpA, Sponsored ADR...............................................     55,863
 2,350 Integrys Energy Group, Inc.(b)........................................    120,390
   849 National Grid PLC, Sponsored ADR......................................     68,115
 2,450 PPL Corp..............................................................    113,435
                                                                              ----------
                                                                                 671,924
                                                                              ----------
       Electrical Components & Equipment -- 0.5%
 2,950 AMETEK, Inc.(b).......................................................    127,499
 1,650 General Cable Corp.(b)(c).............................................    110,748
 2,300 Hubbell, Inc., Class B................................................    131,376
                                                                              ----------
                                                                                 369,623
                                                                              ----------
       Electronics -- 0.4%
 3,100 Arrow Electronics, Inc.(c)............................................    131,812
 1,735 Koninklijke (Royal) Philips Electronics NV............................     77,971
 3,539 Matsushita Electric Industrial Co., Ltd., Sponsored ADR(b)............     65,648
 1,510 Sony Corp., Sponsored ADR.............................................     72,571
                                                                              ----------
                                                                                 348,002
                                                                              ----------

Investments as of September 30, 2007 (Unaudited)

Shares Description                                                            Value (+)
------ ---------------------------------------------------------------------  ----------
       Engineering & Construction -- 0.8%
 2,799 ABB, Ltd., Sponsored ADR.............................................. $   73,418
 2,298 Foster Wheeler Ltd.(c)................................................    301,681
 3,234 Jacobs Engineering Group, Inc.(b)(c)..................................    244,426
                                                                              ----------
                                                                                 619,525
                                                                              ----------
       Food -- 0.7%
 3,200 Hormel Foods Corp.(b).................................................    114,496
 2,500 J.M. Smucker Co. (The)(b).............................................    133,550
 4,250 Smithfield Foods, Inc.(b)(c)..........................................    133,875
   600 SUPERVALU, Inc........................................................     23,406
 2,390 Unilever NV...........................................................     73,732
 1,718 Unilever PLC, Sponsored ADR...........................................     54,409
                                                                              ----------
                                                                                 533,468
                                                                              ----------
       Health Care - Capital Equipment -- 0.5%
 7,776 Thermo Fisher Scientific, Inc.(b)(c)..................................    448,831
                                                                              ----------
       Health Care - Products -- 2.0%
 1,650 Beckman Coulter, Inc.(b)..............................................    121,704
 2,100 Cooper Cos., Inc. (The)(b)............................................    110,082
 2,500 Covidien, Ltd.(c).....................................................    103,750
 2,100 Hillenbrand Industries, Inc.(b).......................................    115,542
 2,500 Kinetic Concepts, Inc.(b)(c)..........................................    140,700
 7,900 Medtronic, Inc........................................................    445,639
 6,163 St. Jude Medical, Inc.(b)(c)..........................................    271,603
 4,664 Stryker Corp..........................................................    320,697
                                                                              ----------
                                                                               1,629,717
                                                                              ----------
       Health Care - Services -- 0.1%
 3,100 Lincare Holdings, Inc.(b)(c)..........................................    113,615
                                                                              ----------
       Home Builders -- 0.3%
 5,600 Lennar Corp., Class A(b)..............................................    126,840
 6,500 Pulte Homes, Inc.(b)..................................................     88,465
                                                                              ----------
                                                                                 215,305
                                                                              ----------
       Household Products & Wares -- 0.7%
 2,650 Church & Dwight Co., Inc.(b)..........................................    124,656
 4,200 Fortune Brands, Inc.(b)...............................................    342,258
 1,000 Whirlpool Corp.(b)....................................................     89,100
                                                                              ----------
                                                                                 556,014
                                                                              ----------
       Insurance -- 1.3%
 3,600 Aflac, Inc............................................................    205,344
 8,098 Allianz SE, ADR.......................................................    188,440
 1,700 Arch Capital Group, Ltd.(c)...........................................    126,497
   134 Axa, Sponsored ADR....................................................      5,978
 2,950 Cincinnati Financial Corp.(b).........................................    127,764
 4,100 HCC Insurance Holdings, Inc.(b).......................................    117,424
 4,034 ING Groep NV, Sponsored ADR...........................................    178,747
 2,900 Protective Life Corp.(b)..............................................    123,076
                                                                              ----------
                                                                               1,073,270
                                                                              ----------
       Internet -- 2.3%
 6,515 Amazon.com, Inc.(b)(c)................................................    606,872
11,991 eBay, Inc.(c).........................................................    467,889
 1,430 Google, Inc., Class A(b)(c)...........................................    811,196
                                                                              ----------
                                                                               1,885,957
                                                                              ----------
       Iron & Steel -- 0.1%
   471 POSCO, ADR(b).........................................................     84,201
                                                                              ----------
       Leisure Time -- 1.4%
17,200 Carnival Corp.(b).....................................................    832,996
 6,500 Harley-Davidson, Inc.(b)..............................................    300,365
                                                                              ----------
                                                                               1,133,361
                                                                              ----------
       Machinery - Diversified -- 1.2%
 1,572 Deere & Co. (b).......................................................    233,316
 3,293 Terex Corp. (b)(c)....................................................    293,143
 6,854 Textron, Inc.(b)......................................................    426,387
                                                                              ----------
                                                                                 952,846
                                                                              ----------
       Manufacturing -- 1.0%
 2,750 Cooper Industries, Ltd., Class A......................................    140,497
 1,450 Eaton Corp............................................................    143,608
 5,050 Leggett & Platt, Inc.(b)..............................................     96,758
 4,900 Mattel, Inc...........................................................    114,954
 1,050 Parker Hannifin Corp.(b)..............................................    117,422
 1,040 Siemens AG, Sponsored ADR.............................................    142,740
 2,500 Tyco Electronics, Ltd.(c).............................................     88,575
                                                                              ----------
                                                                                 844,554
                                                                              ----------
       Media -- 2.7%
   757 British Sky Broadcasting PLC, Sponsored ADR(b)........................     43,194
 2,300 Gannett Co., Inc.(b)..................................................    100,510
 4,100 Idearc, Inc.(b).......................................................    129,027
 2,965 Liberty Media Corp. - Capital, Series A(c)............................    370,121
37,800 Time Warner, Inc......................................................    694,008
16,800 Viacom, Inc., Class B(b)(c)...........................................    654,696
 7,100 Walt Disney Co. (The).................................................    244,169
                                                                              ----------
                                                                               2,235,725
                                                                              ----------
       Metal Fabricate & Hardware -- 0.7%
 4,129 Precision Castparts Corp..............................................    611,009
                                                                              ----------
       Metals -- 0.8%
   728 Alcan, Inc............................................................     72,858
 3,200 Cameco Corp...........................................................    147,968
 3,754 Freeport-McMoRan Copper & Gold, Inc.(b)...............................    393,757
                                                                              ----------
                                                                                 614,583
                                                                              ----------
       Mining -- 1.1%
 4,281 Anglo American PLC, ADR(b)............................................    143,200
 2,659 BHP Billiton Ltd., Sponsored ADR(b)...................................    208,997
 1,605 BHP Billiton PLC, ADR(b)..............................................    115,416
 3,236 Cia Vale do Rio Doce, Sponsored ADR(b)................................     92,064
 2,496 Companhia Vale do Rio Doce, ADR (b)...................................     84,689
   358 Rio Tinto PLC, Sponsored ADR(b).......................................    122,937
13,600 Yamana Gold, Inc.(b)..................................................    160,208
                                                                              ----------
                                                                                 927,511
                                                                              ----------
       Office & Business Equipment -- 0.4%
 1,738 Canon, Inc., Sponsored ADR............................................     94,356
11,500 Xerox Corp.(b)(c).....................................................    199,410
                                                                              ----------
                                                                                 293,766
                                                                              ----------

Investments as of September 30, 2007 (Unaudited)

Shares Description                                                             Value (+)
------ ---------------------------------------------------------------------  -----------
       Oil & Gas -- 3.0%
 2,200 Anadarko Petroleum Corp............................................... $   118,250
 4,285 BP PLC, Sponsored ADR(b)..............................................     297,165
 3,250 Chesapeake Energy Corp.(b)............................................     114,595
 3,100 Cimarex Energy Co.(b).................................................     115,475
 1,868 EnCana Corp...........................................................     115,536
 2,217 Eni SpA, Sponsored ADR................................................     163,526
 1,700 Hess Corp.(b).........................................................     113,101
 2,950 Newfield Exploration Co.(b)(c)........................................     142,072
 1,651 Petroleo Brasileiro SA, ADR(b)........................................     106,820
 2,714 Royal Dutch Shell PLC, Class A, ADR...................................     223,036
 2,249 Royal Dutch Shell PLC, Class B, ADR...................................     184,643
 5,059 Southwestern Energy Co.(b)(c).........................................     211,719
 3,339 Total SA, Sponsored ADR...............................................     270,559
 4,906 XTO Energy, Inc.(b)...................................................     303,387
                                                                              -----------
                                                                                2,479,884
                                                                              -----------
       Oil & Gas Services -- 1.3%
 2,414 National-Oilwell Varco, Inc.(c).......................................     348,823
 5,813 Schlumberger, Ltd.....................................................     610,365
 3,450 Superior Energy Services, Inc.(c).....................................     122,268
                                                                              -----------
                                                                                1,081,456
                                                                              -----------
       Pharmaceuticals -- 2.7%
 1,846 AstraZeneca PLC, Sponsored ADR (b)....................................      92,429
 7,300 Biovail Corp..........................................................     126,801
 7,168 Gilead Sciences, Inc. (c).............................................     292,956
 6,972 GlaxoSmithKline PLC, Sponsored ADR(b).................................     370,910
 9,165 Merck & Co., Inc......................................................     473,739
 5,900 Mylan Laboratories, Inc.(b)...........................................      94,164
 3,031 Novartis AG, ADR......................................................     166,584
   312 Novo Nordisk A/S, Sponsored ADR.......................................      37,765
 2,356 Sanofi-Aventis, ADR...................................................      99,942
15,691 Schering-Plough Corp..................................................     496,306
                                                                              -----------
                                                                                2,251,596
                                                                              -----------
       Real Estate -- 0.2%
 1,584 Jones Lang LaSalle, Inc.(b)...........................................     162,772
                                                                              -----------
       REITs - Health Care -- 0.1%
 2,900 Ventas, Inc.(b).......................................................     120,060
                                                                              -----------
       REITs - Hotels -- 0.1%
 2,850 Hospitality Properties Trust(b).......................................     115,853
                                                                              -----------
       Restaurants -- 1.6%
23,421 McDonald's Corp.......................................................   1,275,742
                                                                              -----------
       Retail -- 2.3%
 6,800 Best Buy Co., Inc.(b).................................................     312,936
11,892 CVS Caremark Corp.....................................................     471,280
 3,300 Foot Locker, Inc.(b)..................................................      50,589
14,900 Home Depot, Inc.......................................................     483,356
 7,400 Limited Brands, Inc.(b)...............................................     169,386
 2,700 Men's Wearhouse, Inc. (The)(b)........................................     136,404
 1,800 Sherwin-Williams Co. (The)(b).........................................     118,278
 4,600 TJX Cos., Inc.(b).....................................................     133,722
                                                                              -----------
                                                                                1,875,951
                                                                              -----------
       Savings & Loans -- 0.4%
 9,000 Washington Mutual, Inc.(b)............................................     317,790
                                                                              -----------
       Semiconductors -- 3.1%
66,299 Intel Corp............................................................   1,714,492
 8,788 NVIDIA Corp.(c).......................................................     318,477
 7,614 Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR...........      77,054
12,900 Texas Instruments, Inc................................................     472,011
                                                                              -----------
                                                                                2,582,034
                                                                              -----------
       Software -- 1.9%
11,391 Adobe Systems, Inc.(c)................................................     497,331
 5,183 Autodesk, Inc.(b)(c)..................................................     258,994
 5,400 Check Point Software Technologies, Ltd.(c)............................     135,972
 3,000 Fair Isaac Corp.(b)...................................................     108,330
19,265 Oracle Corp.(c).......................................................     417,087
 1,265 SAP AG, Sponsored ADR(b)..............................................      74,218
   575 VMware, Inc., Class A(b)(c)...........................................      48,875
                                                                              -----------
                                                                                1,540,807
                                                                              -----------
       Telecommunications -- 5.4%
 5,228 Alcatel-Lucent, Sponsored ADR(b)......................................      53,221
 1,539 America Movil SAB de CV, Series L, ADR................................      98,496
 1,550 Anixter International, Inc.(b)(c).....................................     127,797
 1,560 BT Group PLC, Sponsored ADR(b)........................................      98,015
 1,856 China Mobile, Ltd., Sponsored ADR(b)..................................     152,266
24,542 Cisco Systems, Inc.(c)................................................     812,586
 5,328 Deutsche Telekom AG, Sponsored ADR....................................     104,589
 3,187 France Telecom SA, Sponsored ADR......................................     106,573
 9,291 Juniper Networks, Inc. (b)(c).........................................     340,143
32,900 Motorola, Inc.........................................................     609,637
 3,925 NII Holdings, Inc.(c).................................................     322,439
 5,011 Nokia Oyj, Sponsored ADR..............................................     190,067
41,500 Sprint Nextel Corp....................................................     788,500
 2,061 Telefonaktiebolaget LM Ericsson, Sponsored ADR........................      82,028
 2,256 Telefonica SA, Sponsored ADR..........................................     189,008
 6,769 Vodafone Group PLC, Sponsored ADR(b)..................................     245,715
 8,400 Windstream Corp.(b)...................................................     118,608
                                                                              -----------
                                                                                4,439,688
                                                                              -----------
       Tobacco -- 0.3%
 1,037 British American Tobacco PLC, Sponsored ADR...........................      74,643
   544 Imperial Tobacco Group PLC, ADR.......................................      49,917
 1,450 Loews Corp. - Carolina Group(b).......................................     119,234
                                                                              -----------
                                                                                  243,794
                                                                              -----------
       Transportation -- 1.4%
   717 Canadian National Railway Co..........................................      40,869
 1,900 FedEx Corp. (b).......................................................     199,025
   113 Mitsui & Co., Ltd., Sponsored ADR.....................................      57,178
 7,700 Union Pacific Corp....................................................     870,562
                                                                              -----------
                                                                                1,167,634
                                                                              -----------
       Total Common Stocks
       (Identified Cost $48,093,351).........................................  54,819,690
                                                                              -----------

Investments as of September 30, 2007 (Unaudited)

Principal
 Amount   Description                                                            Value (+)
--------- ---------------------------------------------------------------------- ----------
Bonds and Notes -- 31.9%
          Asset Backed Securities -- 1.1%
$ 305,000 Americredit Automobile Receivables Trust, Series 2007-DF, Class A3A,
          5.490%, 7/06/2012..................................................... $  305,167
  100,000 Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3,
          3.100%, 3/10/2010.....................................................     99,087
  277,000 Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6,
          2.900%, 5/17/2010.....................................................    273,284
  195,000 Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3,
          5.804%, 7/25/2034(d)..................................................    192,406
                                                                                 ----------
                                                                                    869,944
                                                                                 ----------
          Banks -- 0.3%
  140,000 Bank of America NA,
          5.300%, 3/15/2017.....................................................    135,801
  150,000 JPMorgan Chase & Co.,
          5.150%, 10/01/2015....................................................    143,832
                                                                                 ----------
                                                                                    279,633
                                                                                 ----------
          Commercial Mortgage Backed Securities -- 2.8%
  305,000 Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
          5.444%, 3/10/2039.....................................................    301,400
  300,000 GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4,
          5.560%, 11/10/2039....................................................    300,224
  300,000 JP Morgan Chase Commercial Mortgage Securities Corp., Series
          2006-LDP7, Class A4,
          5.875%, 4/15/2045(d)..................................................    308,468
  190,000 LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A
          5, 4.739%, 7/15/2030..................................................    181,316
  530,000 LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2,
          5.303%, 2/17/2040.....................................................    529,746
  300,000 LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4,
          5.883%, 6/15/2038(d)..................................................    308,792
  355,000 Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6,
          Class A4,
          5.485%, 3/12/2051(d)..................................................    350,997
                                                                                 ----------
                                                                                  2,280,943
                                                                                 ----------
          Commercial Services -- 0.1%
   50,000 Equifax, Inc.,
          7.000%, 7/01/2037.....................................................     50,085
                                                                                 ----------
          Diversified Financial Services -- 1.6%................................
  155,000 American Express Co.,
          6.150%, 8/28/2017.....................................................    156,418
   30,000 Bear Stearns Cos Inc. (The),
          5.300%, 10/30/2015(b).................................................     28,064
  140,000 Bear Stearns Cos., Inc.,
          5.550%, 1/22/2017(b)..................................................    132,156
   10,000 CIT Group, Inc.,
          5.650%, 2/13/2017(b)..................................................      9,291
  275,000 CIT Group, Inc.,
          5.800%, 7/28/2011(b)..................................................    269,257
   10,000 CIT Group, Inc.,
          5.850%, 9/15/2016(b)..................................................      9,419
  105,000 Lehman Brothers Holdings, Inc.,
          6.200%, 9/26/2014.....................................................    105,416
   35,000 Lehman Brothers Holdings, Inc.,
          6.500%, 7/19/2017.....................................................     35,470
  650,000 Morgan Stanley,
          4.750%, 4/01/2014.....................................................    610,559
                                                                                 ----------
                                                                                  1,356,050
                                                                                 ----------
          Electric -- 0.5%
  330,000 Duke Energy Corp., Senior Note,
          4.200%, 10/01/2008....................................................    326,653
  120,000 Progress Energy, Inc.,
          7.100%, 3/01/2011.....................................................    126,205
                                                                                 ----------
                                                                                    452,858
                                                                                 ----------
          Entertainment -- 0.4%
  180,000 Time Warner, Inc.,
          6.500%, 11/15/2036....................................................    173,660
  130,000 Time Warner, Inc.,
          7.625%, 4/15/2031.....................................................    141,399
                                                                                 ----------
                                                                                    315,059
                                                                                 ----------
          Food & Beverage -- 0.3%
  185,000 General Mills, Inc.,
          5.650%, 9/10/2012.....................................................    186,647
   50,000 Kraft Foods, Inc.,
          6.500%, 8/11/2017.....................................................     51,648
                                                                                 ----------
                                                                                    238,295
                                                                                 ----------
          Government Sponsored -- 1.8%
  950,000 Federal Home Loan Mortgage Corp.,
          4.625%, 2/21/2008(b)..................................................    948,839
  530,000 Federal National Mortgage Association,
          3.250%, 1/15/2008(b)..................................................    527,080
                                                                                 ----------
                                                                                  1,475,919
                                                                                 ----------
          Insurance -- 0.2%
  130,000 Willis North America, Inc.,
          6.200%, 3/28/2017.....................................................    128,989
                                                                                 ----------
          Mortgage Related -- 19.5%
  332,923 FHLMC,
          4.000%, 5/01/2020.....................................................    313,027
1,064,880 FHLMC,
          4.500%, 6/01/2035.....................................................    989,425
2,082,393 FHLMC,
          5.500%, with various maturities from 2019 to 2037(e)..................  2,043,288
  563,860 FHLMC,
          6.000%, with various maturities from 2035 to 2037(e)..................    564,613
  781,827 FHLMC,
          6.500%, with various maturities from 2033 to 2035(e)..................    799,027
1,293,796 FNMA,
          4.000%, with various maturities from 2019 to 2020(e)..................  1,216,940

Investments as of September 30, 2007 (Unaudited)

 Principal
  Amount    Description                                                              Value (+)
 ---------  ---------------------------------------------------------------------  ------------
            Mortgage Related -- continued
  $ 660,750 FNMA,
            4.500%, 9/01/2035..................................................... $    613,327
  3,480,079 FNMA,
            5.000%, with various maturities from 2035 to 2036(e)..................    3,324,103
  2,819,665 FNMA,
            5.500%, with various maturities from 2017 to 2035(e)..................    2,802,362
  1,212,316 FNMA,
            6.000%, with various maturities in 2037(e)............................    1,214,245
    273,837 FNMA,
            6.052%, 2/01/2037(d)..................................................      276,534
    884,557 FNMA,
            6.500%, with various maturities from 2032 to 2036(e)(f)...............      904,659
    810,000 FNMA, (TBA),
            5.500%, 3/01/2019(h)..................................................      807,975
     97,380 GNMA,
            6.500%, 10/20/2034....................................................       99,456
                                                                                   ------------
                                                                                     15,968,981
                                                                                   ------------
            Non Captive Diversified -- 0.8%
    600,000 General Electric Capital Corp., (MTN),
            6.000%, 6/15/2012.....................................................      618,687
                                                                                   ------------
            Oil & Gas -- 0.1%
     15,000 Talisman Energy, Inc.,
            5.850%, 2/01/2037.....................................................       13,374
     50,000 Talisman Energy, Inc.,
            6.250%, 2/01/2038.....................................................       47,104
                                                                                   ------------
                                                                                         60,478
                                                                                   ------------
            Pharmaceuticals -- 0.3%
    270,000 Cardinal Health, Inc.,
            5.850%, 12/15/2017(b).................................................      266,309
                                                                                   ------------
            Pipelines -- 0.3%
    290,000 ONEOK Partners LP,
            6.150%, 10/01/2016....................................................      291,409
                                                                                   ------------
            REITs -Apartments-- 0.3%
    305,000 ERP Operating LP,
            5.125%, 3/15/2016.....................................................      282,668
                                                                                   ------------
            Retail -- 0.5%
    140,000 CVS Caremark Corp.,
            5.750%, 6/01/2017.....................................................      136,647
    150,000 Home Depot, Inc.,
            5.875%, 12/16/2036....................................................      128,124
    130,000 J.C. Penney Corp., Inc., Senior Note,
            6.375%, 10/15/2036....................................................      121,639
                                                                                   ------------
                                                                                        386,410
                                                                                   ------------
            Technology -- 0.2%
    140,000 Pitney Bowes, Inc.,
            5.250%, 1/15/2037.....................................................      134,315
                                                                                   ------------
            Treasuries -- 0.3%
    260,000 U.S. Treasury Note,
            4.375%, 12/15/2010(b).................................................      262,661
                                                                                   ------------
            Wireless -- 0.3%
    130,000 Sprint Capital Corp.,
            6.875%, 11/15/2028....................................................      125,463
    135,000 Vodafone Group PLC,
            6.150%, 2/27/2037.....................................................      129,544
                                                                                   ------------
                                                                                        255,007
                                                                                   ------------
            Wirelines -- 0.2%
     60,000 Embarq Corp.,
            7.995%, 6/01/2036.....................................................       63,930
    125,000 Telefonica Emisones SAU,
            6.421%, 6/20/2016.....................................................      128,269
                                                                                   ------------
                                                                                        192,199
                                                                                   ------------
            Total Bonds and Notes
            (Identified Cost $26,397,663).........................................   26,166,899
                                                                                   ------------
  Shares/
 Principal
  Amount
 ---------
Short-Term Investments -- 26.8%
 20,584,778 State Street Securities Lending Quality Trust(g)......................   20,584,778
$ 1,409,489 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 9/28/2007 at 3.750% to be repurchased at
              $1,409,929 on 10/1/2007, collateralized by $1,170,000 Federal Home
              Loan Mortgage Corp., 5.550% due 10/04/2016 valued at $1,216,800 and
              $230,000 Federal Home Loan Mortgage Corp., 5.625% due 11/23/2035
              valued at $227,826 , including accrued interest(i)..................    1,409,489
                                                                                   ------------
            Total Short-Term Investments
            (Identified Cost $21,994,267).........................................   21,994,267
                                                                                   ------------
            Total Investments -- 125.6%
            (Identified Cost $96,485,281)(a)......................................  102,980,856
            Other assets less liabilities--(25.6)%................................  (20,970,290)
                                                                                   ------------
            Net Assets -- 100%.................................................... $ 82,010,566
                                                                                   ============

Investments as of September 30, 2007 (Unaudited)

(+)Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

   At September 30, 2007, the net unrealized appreciation on investments based on a cost of $96,510,698 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost........................................ $ 8,108,619
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value...........................................  (1,638,461)
                                                              -----------
      Net unrealized appreciation............................ $ 6,470,158
                                                              ===========

(b)All or a portion of this security was on loan to brokers at September 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2007 were $20,094,490 and $20,584,778, respectively.

(c)Non-income producing security.

Investments as of September 30, 2007 (Unaudited)

(d)Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.

(e)The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the portfolio of investments.

(f)All or a portion of this security has been segregated to cover collateral requirements on TBA obligations.

(g)Represents investment of securities lending collateral.

(h)Delayed delivery security--the Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

(i)The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

FHLMC Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

MTN   Medium Term Note

REITs Real Estate Investment Trusts

TBA   To Be Announced

Holdings at September 30, 2007 as a Percentage of Net Assets (Unaudited)

           Mortgage Related.................................... 19.5%
           Diversified Financial Services......................  9.0
           Computers...........................................  5.7
           Telecommunications..................................  5.4
           Banks...............................................  3.6
           Oil & Gas...........................................  3.1
           Semiconductors......................................  3.1
           Pharmaceuticals.....................................  3.0
           Commercial Mortgage Backed Securities...............  2.8
           Retail..............................................  2.8
           Media...............................................  2.7
           Internet............................................  2.3
           Health Care--Products...............................  2.0
           Other, less than 2% each............................ 33.8

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS


(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Natixis Funds Trust III

                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  November 28, 2007

                                           By:    /s/ Michael C. Kardok
                                                  ------------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  November 28, 2007